UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:       Bonanza Capital, Ltd.

Address:    300 Crescent Court
            Suite 250
            Dallas, Texas 75201


13F File Number: 28-11243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernay Box
Title: President of Bonanza Fund Management, Inc., the general partner of Bonanza Capital, Ltd.
Phone:  214-303-3900


Signature, Place and Date of Signing:

/s/ Bernay Box                     Dallas, Texas             August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total: $17,106
                                       (thousands)

List of Other Included Managers:

No.   Form 13F File Number         Name

1.    28-11390                     Bonanza Master Fund, Ltd.


                                                      FORM 13F INFORMATION TABLE

                                                         Bonanza Capital, Ltd.




COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED NONE
--------------                --------          -----      --------  -------   --- ----  ----------  --------  ----     ------ ----
CONTANGO OIL & GAS COMPANY    COM NEW           21075N204  4,652       109,476 SH        SOLE        1           109,476
INTERSECTIONS INC             COM               460981301    493       106,200 SH        SOLE        1           106,200
KHD HUMBOLDT WEDAG INTL LTD   COM               482462108  1,860       223,000 SH        SOLE        1           223,000
MAUI LAND & PINEAPPLE INC     COM               577345101    487        63,208 SH        SOLE        1            63,208
NUVEEN FLTNG RTE INCM OPP FD  COM SHS           6706EN100  1,169       154,400 SH        SOLE        1           154,400
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297  1,018        20,000 SH        SOLE        1            20,000
PROSHARES TR                  PSHS ULTRUSS2000  74347R842    963        50,000 SH        SOLE        1            50,000
SILVERLEAF RESORTS INC        COM               828395103  2,963     2,297,100 SH        SOLE        1         2,297,100
SPDR SERIES TRUST             BRCLYS YLD ETF    78464A417  1,056        30,000 SH        SOLE        1            30,000
TEGAL CORP                    COM NEW           879008209    642       501,420 SH        SOLE        1           501,420
TEXTRON INC                   COM               883203101    483        50,000 SH        SOLE        1            50,000


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